Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventory

	2025	2024
	$ million	$ million
Raw materials and consumables	412	469
Work-in-progress	54	45
Finished goods and goods for resale	1,651	1,873
	2,117	2,387